Shareholders' Equity - Summary of Ordinary Shares, and Deferred Shares Issued (Details) - shares	Mar. 31, 2023	Dec. 31, 2022
Class Of Stock [Line Items]
Ordinary shares	65,152,924	65,113,575
Total ordinary and deferred shares	65,280,611	65,231,839
Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares	65,152,924	65,113,575
Deferred Shares
Class Of Stock [Line Items]
Deferred shares	127,686	118,263
Deferred Shares One
Class Of Stock [Line Items]
Deferred shares	1	1